Lease liabilities - Disclosure of Lease liabilities Explanatory (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease liabilities [abstract]
Beginning balance	€ 140,059	€ 136,885
Additions due to new leases and store renewals	15,606	36,607
Business combination		13,312
Decrease due to COVID19 concessions		(80)
Interest expenses	6,658	5,586	€ 7,730
Repayment of lease liabilities (including interest expense)	(41,364)	(40,691)
Contract modifications	19,922	(15,132)
Disposals	(2,516)	(1,821)
Net foreign exchange differences	2,226	5,393
Ending balance	140,591	140,059	€ 136,885
Non-current lease liabilities	105,986	102,987
Current	€ 34,605	€ 37,072